VANECK GREEN BOND ETF
SCHEDULE OF INVESTMENTS
July 31, 2024 (unaudited)

Par
(000's) Value
CORPORATE BONDS : 88.3%
Argentina : 0.1%
Genneia SA 144A
8.75%, 09/02/27 $ 70 $ 70,642
Underline
Australia : 1.2%
Bank of China Ltd. Reg S
0.75%, 09/29/24 200 198,582
China Construction Bank
Corp. Reg S
4.50%, 05/31/26 200 199,316
FMG Resources August 2006
Pty Ltd. 144A
6.12%, 04/15/32 300 297,344
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen 144A
5.88% (US Treasury
Yield Curve Rate T 5
Year+3.98%), 05/23/42 450 455,026
1,150,268
Bermuda : 0.4%
Bacardi Ltd. / Bacardi-
Martini BV 144A
5.25%, 01/15/29 200 201,342
Investment Energy
Resources Ltd. 144A
6.25%, 04/26/29 200 193,079
394,421
Brazil : 1.1%
Banco BTG Pactual SA 144A
2.75% (Term SOFR USD 3
Month+1.85%), 01/11/26 † 150 143,418
Klabin Austria GmbH 144A
7.00%, 04/03/49 150 153,173
Klabin Finance SA 144A
4.88%, 09/19/27 140 136,417
Rumo Luxembourg Sarl
144A
5.25%, 01/10/28 200 193,944
Suzano Austria GmbH 144A
5.75%, 07/14/26 50 50,361
Suzano International
Finance BV
5.50%, 01/17/27 † 375 375,694
1,053,007
British Virgin Islands : 0.4%
Amipeace Ltd. Reg S
1.75%, 11/09/26 300 280,532
Five Holding Ltd. 144A
9.38%, 10/03/28 125 126,250
406,782
Canada : 1.5%
Azure Power Solar Energy
Private Ltd. 144A
5.65% (Term SOFR USD 3
Month+1.85%), 12/24/24 100 100,108
Brookfield Finance, Inc.
2.72%, 04/15/31 250 217,466
Par
(000’s) Value
Canada (continued)
3.62%, 02/15/52 $ 100 $ 71,820
Canadian Imperial Bank of
Commerce
0.95%, 10/23/25 250 238,399
CDP Financial, Inc. Reg S
1.00%, 05/26/26 350 328,830
Liberty Utilities Finance GP
1 144A
2.05%, 09/15/30 200 168,303
TransAlta Corp.
7.75%, 11/15/29 200 209,969
Tucson Electric Power Co.
1.50%, 08/01/30 150 125,346
1,460,241
Cayman Islands : 1.5%
Adib Sukuk Co. II Ltd. Reg S
5.70%, 11/15/28 200 204,960
Aldar Investment Properties
Sukuk Ltd. Reg S
4.88%, 05/24/33 200 195,674
CK Hutchison International
24 Ltd. 144A
5.38%, 04/26/29 300 309,140
DP World Crescent Ltd. Reg
S
5.50%, 09/13/33 350 356,272
Hongkong Land Finance
Cayman Islands Co. Ltd.
Reg S
2.25%, 07/15/31 200 167,163
Saudi Electricity Global
Sukuk Co. 5 Reg S
1.74%, 09/17/25 200 192,094
1,425,303
Chile : 1.9%
AES Andes SA 144A
6.30%, 03/15/29 † 175 178,119
8.15% (US Treasury
Yield Curve Rate T 5
Year+3.83%), 06/10/55 200 204,575
Colbun SA 144A
3.15%, 01/19/32 150 127,995
Engie Energia Chile SA 144A
6.38%, 04/17/34 200 204,426
Interchile SA 144A
4.50%, 06/30/56 350 293,991
Inversiones CMPC SA 144A
4.38%, 04/04/27 250 243,066
6.12%, 06/23/33 200 205,210
Sociedad Quimica y Minera
de Chile SA 144A
3.50%, 09/10/51 300 201,713
6.50%, 11/07/33 200 209,312
1,868,407
China : 1.9%
China Construction Bank
Corp. Reg S
1.25%, 08/04/25 400 385,191

VANECK GREEN BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
China (continued)
China Merchants Bank Co.
Ltd. Reg S
1.20%, 09/10/25 $ 400 $ 383,421
ICBCIL Finance Co. Ltd. Reg S
6.64% (Term SOFR USD 3
Month+1.05%), 11/20/24 200 200,283
Industrial & Commercial
Bank of China Ltd. Reg S
6.41% (SOFR Compound
Index+1.04%), 09/16/24 500 500,163
Lenovo Group Ltd. 144A
6.54%, 07/27/32 200 214,962
Midea Investment
Development Co. Ltd.
Reg S
2.88%, 02/24/27 200 190,206
1,874,226
Colombia : 0.1%
Consorcio Transmantaro SA
144A
4.70%, 04/16/34 150 142,629
Underline
Denmark : 0.2%
Kommunekredit Reg S
5.12%, 11/01/27 200 204,523
Underline
Dominican Republic : 0.1%
UEP Penonome II SA 144A
6.50%, 10/01/38 86 73,088
Underline
France : 0.7%
BNP Paribas SA 144A
1.68% (SOFR+0.91%),
06/30/27 † 300 280,900
Electricite de France SA 144A
3.62%, 10/13/25 450 442,257
723,157
Georgia : 0.1%
Georgian Railway JSC 144A
4.00%, 06/17/28 100 89,125
Underline
Germany : 2.8%
Bank of China Ltd. Reg S
3.12%, 06/16/25 200 196,523
Kreditanstalt fuer
Wiederaufbau
0.75%, 09/30/30 550 453,532
1.00%, 10/01/26 1,050 980,234
1.75%, 09/14/29 505 453,253
4.38%, 02/28/34 450 459,352
Landesbank Baden-
Wuerttemberg Reg S
2.00%, 02/24/25 188 184,417
2,727,311
Hong Kong : 3.0%
Agricultural Bank of China
Ltd. Reg S
2.00%, 03/01/25 500 491,406
Airport Authority Reg S
1.75%, 01/12/27 300 281,006
Par
(000’s) Value
Hong Kong (continued)
China Water Affairs Group
Ltd. Reg S
4.85%, 05/18/26 $ 200 $ 188,500
ICBCIL Finance Co. Ltd. Reg S
2.25%, 11/02/26 200 188,604
Industrial & Commercial
Bank of China Ltd. Reg S
2.95%, 06/01/25 200 196,688
Industrial & Commercial
Bank of China Ltd./Hong
Kong Reg S
5.85% (SOFR Compound
Index+0.48%), 05/23/27 400 399,394
Industrial Bank Co. Ltd.
Reg S
3.25%, 05/18/25 200 197,361
Link Finance Cayman 2009
Ltd. Reg S
2.88%, 07/21/26 200 192,268
MTR Corp. CI Ltd. Reg S
2.50%, 11/02/26 200 191,124
MTR Corp. Ltd. Reg S
1.62%, 08/19/30 400 342,584
Xiaomi Best Time
International Ltd. Reg S
4.10%, 07/14/51 100 74,474
Yanlord Land HK Co. Ltd.
Reg S
5.12%, 05/20/26 200 176,496
2,919,905
Hungary : 0.2%
MVM Energetika Zrt Reg S
7.50%, 06/09/28 200 210,041
Underline
India : 1.8%
Adani Green Energy Ltd.
144A
4.38%, 09/08/24 250 249,034
Adani Green Energy UP Ltd.
/ Prayatna Developers Pvt
Ltd. / Parampujya Solar
Energy Pvt Ltd. 144A
6.70%, 03/12/42 100 96,194
Adani Renewable Energy RJ
Ltd. / Kodangal Solar Parks
Pvt Ltd. / Wardha Solar
Maharashtra 144A
4.62% (Term SOFR USD 3
Month+1.85%), 10/15/39 173 143,057
Indian Railway Finance Corp.
Ltd. 144A
3.57%, 01/21/32 † 100 90,390
Indian Railway Finance Corp.
Ltd. Reg S
3.83%, 12/13/27 200 192,944
JSW Hydro Energy Ltd. 144A
4.12%, 05/18/31 152 136,772
Power Finance Corp. Ltd.
Reg S

Par
(000’s) Value
India (continued)
3.75%, 12/06/27 $ 200 $ 191,306
REC Ltd. 144A
5.62%, 04/11/28 200 203,291
REC Ltd. Reg S
3.88%, 07/07/27 200 192,562
ReNew Pvt Ltd. 144A
5.88%, 03/05/27 75 73,127
ReNew Wind Energy AP2
/ ReNew Power Pvt Ltd.
other 9 Subsidiaries 144A
4.50%, 07/14/28 200 184,265
1,752,942
Indonesia : 0.6%
Pertamina Geothermal
Energy PT 144A
5.15%, 04/27/28 200 200,575
Star Energy Geothermal
Darajat II / Star Energy
Geothermal Salak 144A
4.85%, 10/14/38 400 370,997
571,572
Ireland : 1.4%
Ardagh Metal Packaging
Finance USA LLC / Ardagh
Metal Packaging Finance
Plc 144A
6.00% (Term SOFR USD 3
Month+1.85%), 06/15/27 200 198,993
Bank of Ireland Group Plc
144A
6.25% (US Treasury
Yield Curve Rate T 1
Year+2.65%), 09/16/26 350 353,208
Smurfit Kappa Treasury ULC
144A
5.20%, 01/15/30 300 305,125
5.78%, 04/03/54 500 511,079
1,368,405
Japan : 3.3%
Central Nippon Expressway
Co. Ltd. Reg S
0.89%, 12/10/25 200 188,879
Honda Motor Co. Ltd.
2.27%, 03/10/25 200 196,559
2.97%, 03/10/32 † 600 538,649
Japan Bank for International
Cooperation
1.62%, 01/20/27 200 187,380
4.38%, 10/05/27 250 250,660
Marubeni Corp. Reg S
1.58%, 09/17/26 200 185,990
Norinchukin Bank 144A
1.28%, 09/22/26 450 414,204
2.08%, 09/22/31 200 161,803
NTT Finance Corp. 144A
4.37%, 07/27/27 250 248,265
Renesas Electronics Corp.
144A
1.54%, 11/26/24 175 172,632
Par
(000’s) Value
Japan (continued)
Sumitomo Mitsui Financial
Group, Inc.
2.47%, 01/14/29 $ 200 $ 182,158
Sumitomo Mitsui Trust Bank
Ltd. 144A
1.55%, 03/25/26 375 355,626
Toyota Motor Credit Corp.
2.15%, 02/13/30 200 176,809
3,259,614
Luxembourg : 3.2%
European Investment Bank
1.62%, 05/13/31 500 429,903
3.75%, 02/14/33 1,400 1,362,651
4.38%, 10/10/31 600 609,590
FS Luxembourg Sarl 144A
8.88%, 02/12/31 200 196,422
Raizen Fuels Finance SA
144A
6.45%, 03/05/34 500 517,885
3,116,451
Macao : 0.7%
Bank of China Ltd. Reg S
6.15% (SOFR Compound
Index+0.78%), 04/28/25 500 501,087
China Construction Bank
Corp. Reg S
5.87% (SOFR Compound
Index+0.50%), 12/21/24 200 199,868
700,955
Mauritius : 0.9%
Clean Renewable Power
Mauritius Pte Ltd. 144A
4.25%, 03/25/27 87 82,295
Diamond II Ltd. 144A
7.95%, 07/28/26 100 101,642
Greenko Power II Ltd. 144A
4.30%, 12/13/28 87 81,122
Greenko Wind Projects
Mauritius Ltd. 144A
5.50%, 04/06/25 250 249,375
India Clean Energy Holdings
144A
4.50%, 04/18/27 100 94,030
India Cleantech Energy 144A
4.70%, 08/10/26 128 123,007
India Green Power Holdings
144A
4.00%, 02/22/27 187 176,349
907,820
Mexico : 0.4%
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 250 200,333
Trust Fibra Uno 144A
7.38%, 02/13/34 † 200 199,768
400,101
Netherlands : 3.6%
ABN AMRO Bank NV 144A

VANECK GREEN BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Netherlands (continued)
2.47% (US Treasury
Yield Curve Rate T 1
Year+1.10%), 12/13/29 $ 350 $ 314,486
Alcoa Nederland Holding BV
144A
7.12%, 03/15/31 200 206,590
Cooperatieve Rabobank UA
144A
1.00% (US Treasury
Yield Curve Rate T 1
Year+0.73%), 09/24/26 350 334,077
1.11% (US Treasury
Yield Curve Rate T 1
Year+0.55%), 02/24/27 250 235,114
Greenko Dutch BV 144A
3.85%, 03/29/26 455 435,664
ING Groep NV 144A
1.40% (US Treasury
Yield Curve Rate T 1
Year+1.10%), 07/01/26 450 434,315
4.62%, 01/06/26 300 298,628
Nederlandse
Waterschapsbank NV 144A
1.00%, 05/28/30 100 83,788
2.38%, 03/24/26 350 337,780
NXP BV / NXP Funding LLC /
NXP USA, Inc.
2.50%, 05/11/31 550 471,109
3.40%, 05/01/30 † 200 185,326
5.00%, 01/15/33 † 200 199,022
3,535,899
Norway : 0.5%
Kommunalbanken AS 144A
0.50%, 10/21/24 200 197,976
2.12%, 02/11/25 325 319,845
517,821
Pakistan : 0.2%
Pakistan Water & Power
Development Authority
Reg S
7.50%, 06/04/31 200 151,869
Underline
Portugal : 0.4%
EDP Finance BV 144A
1.71%, 01/24/28 400 361,214
Underline
Qatar : 0.2%
QNB Finance Ltd. Reg S
1.62%, 09/22/25 200 191,823
Underline
Saudi Arabia : 0.6%
Arab Petroleum Investments
Corp. 144A
5.43%, 05/02/29 175 179,993
Saudi Electricity Global
Sukuk Co. 5 Reg S
2.41%, 09/17/30 500 432,721
612,714
Singapore : 1.6%
Continuum Energy Aura Pte
Ltd. 144A
Par
(000’s) Value
Singapore (continued)
9.50%, 02/24/27 $ 100 $ 103,314
Greenko Solar Mauritius Ltd.
144A
5.95%, 07/29/26 300 299,044
Industrial & Commercial
Bank of China Ltd. Reg S
1.00%, 10/28/24 250 247,459
5.97% (SOFR Compound
Index+0.60%), 10/25/26 800 801,197
Star Energy Geothermal
Wayang Windu Ltd. 144A
6.75%, 04/24/33 157 158,678
1,609,692
South Africa : 0.2%
Bank of China Ltd. Reg S
1.88%, 02/16/25 200 196,571
Underline
South Korea : 5.6%
Export-Import Bank of Korea
2.12%, 01/18/32 550 461,403
5.12%, 01/11/33 200 205,324
Export-Import Bank of Korea
144A
1.75%, 10/19/28 250 224,686
Hyundai Capital Services,
Inc. 144A
1.25%, 02/08/26 300 283,084
Kia Corp. 144A
1.75%, 10/16/26 200 186,992
2.38%, 02/14/25 200 196,826
Korea Development Bank
0.75%, 01/25/25 200 195,999
Korea East-West Power Co.
Ltd. 144A
3.60%, 05/06/25 200 197,757
Korea Electric Power Corp.
144A
3.62%, 06/14/25 75 74,126
4.88%, 01/31/27 450 451,954
5.38%, 04/06/26 200 201,698
Korea Hydro & Nuclear
Power Co. Ltd. 144A
5.00%, 07/18/28 200 201,868
Korea Water Resources
Corp. Reg S
3.50%, 04/27/25 200 197,841
LG Chem Ltd. 144A
1.38%, 07/07/26 200 186,702
2.38%, 07/07/31 225 190,672
3.25%, 10/15/24 250 248,912
3.62%, 04/15/29 50 47,453
LG Energy Solution Ltd. 144A
5.50%, 07/02/34 400 400,555
5.62%, 09/25/26 200 201,680
5.75%, 09/25/28 100 102,219
POSCO 144A
4.88%, 01/23/27 150 149,808
SK Hynix, Inc. 144A
2.38%, 01/19/31 325 274,922

Par
(000’s) Value
South Korea (continued)
6.50%, 01/17/33 $ 200 $ 216,187
SK On Co. Ltd. Reg S
5.38%, 05/11/26 400 402,386
5,501,054
Spain : 0.6%
Avangrid, Inc.
3.20%, 04/15/25 331 325,757
3.80%, 06/01/29 † 250 237,899
563,656
Supranational : 3.6%
European Bank for
Reconstruction &
Development
1.50%, 02/13/25 100 98,089
1.62%, 09/27/24 300 298,227
European Investment Bank
0.75%, 09/23/30 600 496,197
1.62%, 10/09/29 380 338,251
2.12%, 04/13/26 † 300 289,089
2.38%, 05/24/27 650 620,354
European Investment Bank
144A
2.88%, 06/13/25 750 737,816
International Bank for
Reconstruction &
Development
2.12%, 03/03/25 280 275,323
3.12%, 11/20/25 † 75 73,649
International Finance Corp.
2.12%, 04/07/26 344 331,314
3,558,309
Sweden : 0.2%
Swedbank AB 144A
1.54%, 11/16/26 250 232,586
Underline
Turkey : 0.2%
Aydem Yenilenebilir Enerji
AS 144A
7.75% (Term SOFR USD 3
Month+1.85%), 02/02/27 200 197,321
Underline
United Arab Emirates : 2.0%
Commercial Bank of Dubai
PSC Reg S
5.32%, 06/14/28 200 200,940
Emirates NBD Bank PJSC
Reg S
5.88%, 10/11/28 200 207,819
Industrial & Commercial
Bank of China Ltd. Reg S
6.30% (SOFR Compound
Index+0.93%), 01/19/26 400 402,281
MAF Sukuk Ltd. Reg S
3.93%, 02/28/30 415 389,361
4.64%, 05/14/29 200 195,678
Masdar Abu Dhabi Future
Energy Co. Reg S
4.88%, 07/25/33 200 196,279
MDGH GMTN RSC Ltd. 144A
5.88%, 05/01/34 200 212,882
Par
(000’s) Value
United Arab Emirates (continued)
Sweihan PV Power Co. PJSC
144A
3.62%, 01/31/49 $ 189 $ 153,132
1,958,372
United Kingdom : 1.8%
Atlantica Sustainable
Infrastructure Plc 144A
4.12% (Term SOFR USD 3
Month+1.85%), 06/15/28 100 99,034
Brookfield Finance I UK Plc /
Brookfield Finance, Inc.
2.34%, 01/30/32 150 124,741
China Construction Bank
Corp. Reg S
3.12%, 05/17/25 350 344,712
China Merchants Bank Co.
Ltd. Reg S
6.02% (SOFR Compound
Index+0.65%), 06/13/26 200 200,333
Niagara Mohawk Power
Corp. 144A
1.96%, 06/27/30 300 256,617
Shanghai Pudong
Development Bank Co.
Ltd./London Reg S
3.25%, 07/14/25 200 196,812
Swire Properties MTN
Financing Ltd. Reg S
3.50%, 01/10/28 200 191,561
Vmed O2 UK Financing I Plc
144A
4.75%, 07/15/31 450 386,937
1,800,747
United States : 37.5%
AES Andes SA 144A
6.35% (US Treasury
Yield Curve Rate T 5
Year+4.92%), 10/07/79 200 197,665
AES Corp.
1.38%, 01/15/26 350 331,621
2.45%, 01/15/31 † 355 298,968
5.45%, 06/01/28 † 200 201,994
Alexandria Real Estate
Equities, Inc.
2.00%, 05/18/32 350 280,981
2.95%, 03/15/34 311 259,067
3.80%, 04/15/26 150 147,211
Aligned Data Centers Issuer
LLC 144A
1.94%, 08/15/46 388 363,081
American Homes 4 Rent LP
5.50%, 02/01/34 200 201,399
Amgen, Inc.
3.00% (Term SOFR USD 3
Month+1.85%), 02/22/29 250 233,894
Apple, Inc.
3.00% (Term SOFR USD 3
Month+1.85%), 06/20/27 300 289,524

VANECK GREEN BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
United States (continued)
Ardagh Metal Packaging
Finance USA LLC / Ardagh
Metal Packaging Finance
Plc 144A
3.25% (Term SOFR USD 3
Month+1.85%), 09/01/28 $ 200 $ 178,284
4.00% (Term SOFR USD 3
Month+1.85%), 09/01/29 † 305 259,401
Arizona Public Service Co.
2.65%, 09/15/50 200 121,120
AvalonBay Communities, Inc.
1.90%, 12/01/28 100 89,828
2.05%, 01/15/32 250 209,611
Bank of America Corp.
2.46% (Term SOFR USD 3
Month+1.13%), 10/22/25 650 645,334
Bank of China Ltd. Reg S
4.62%, 06/26/26 300 299,109
Boston Properties LP
2.45%, 10/01/33 400 307,173
3.40%, 06/21/29 † 225 204,433
4.50%, 12/01/28 575 552,664
6.50%, 01/15/34 † 300 314,774
CenterPoint Energy Houston
Electric LLC
5.30%, 04/01/53 100 97,975
Clearway Energy Operating
LLC 144A
3.75%, 02/15/31 350 310,267
4.75%, 03/15/28 275 264,198
Comcast Corp.
4.65%, 02/15/33 300 296,416
Constellation Energy
Generation LLC
5.75%, 03/15/54 300 299,145
Dana, Inc.
4.25%, 09/01/30 125 110,512
Deutsche Bank AG
1.69%, 03/19/26 300 285,001
Dominion Energy, Inc.
2.25%, 08/15/31 300 252,038
DTE Electric Co.
1.90%, 04/01/28 150 136,552
3.25%, 04/01/51 200 140,622
3.95%, 03/01/49 † 290 234,182
Duke Energy Carolinas LLC
3.95%, 11/15/28 † 450 441,149
Duke Energy Progress LLC
3.45%, 03/15/29 300 286,183
Equinix, Inc.
1.00%, 09/15/25 300 286,730
1.55%, 03/15/28 50 44,623
2.50%, 05/15/31 400 343,674
3.90%, 04/15/32 350 326,460
ERP Operating LP
1.85%, 08/01/31 75 62,306
4.15%, 12/01/28 200 196,185
Evergy Kansas Central, Inc.
Par
(000’s) Value
United States (continued)
2.55%, 07/01/26 $ 115 $ 110,648
Fannie Mae-Aces
1.44%, 10/25/29 300 257,966
2.44%, 10/25/29 37 33,846
2.52%, 08/25/29 235 215,996
2.83%, 02/25/27 202 194,482
2.91%, 01/25/28 369 353,380
2.94%, 06/25/29 8 7,737
2.96%, 09/25/27 245 234,783
3.03%, 03/25/28 203 194,573
3.06%, 03/25/28 359 343,981
3.07%, 02/25/30 318 298,864
3.15%, 11/25/27 13 12,262
3.30%, 06/25/28 316 304,317
3.54%, 09/25/28 474 460,232
3.74%, 09/25/30 88 85,656
Federal Realty OP LP
1.25%, 02/15/26 150 141,480
Fifth Third Bancorp
1.71% (SOFR+0.69%),
11/01/27 200 185,947
Ford Motor Co.
3.25%, 02/12/32 1,150 965,760
6.10%, 08/19/32 250 253,104
Freddie Mac Multifamily
Structured Pass Through
Certificates
1.30%, 06/25/30 30 25,390
1.49%, 11/25/30 400 338,539
2.88%, 04/25/26 285 276,787
General Motors Co.
5.40%, 10/15/29 150 152,151
5.60%, 10/15/32 550 561,250
Hanwha Q Cells Americas
Holdings Corp. 144A
5.00%, 07/27/28 200 202,462
HAT Holdings I LLC / HAT
Holdings II LLC 144A
3.75%, 09/15/30 125 109,827
Healthpeak OP LLC
1.35%, 02/01/27 † 200 183,570
2.12%, 12/01/28 100 89,600
Host Hotels & Resorts LP
2.90%, 12/15/31 † 250 213,851
3.38%, 12/15/29 100 91,319
Hyundai Capital America
144A
5.80%, 06/26/25 200 200,923
Interstate Power & Light Co.
3.50%, 09/30/49 300 217,508
4.10%, 09/26/28 350 341,526
Jabil, Inc.
4.25%, 05/15/27 200 196,446
Johnson Controls
International plc / Tyco
Fire & Security Finance SCA
1.75%, 09/15/30 † 200 169,763
JPMorgan Chase & Co.

Par
(000’s) Value
United States (continued)
0.77% (SOFR+0.49%),
08/09/25 $ 200 $ 199,789
6.07% (SOFR+1.33%),
10/22/27 700 718,298
Kaiser Foundation Hospitals
2.81%, 06/01/41 500 372,078
3.15%, 05/01/27 105 101,727
Kilroy Realty LP
2.50%, 11/15/32 50 38,619
2.65%, 11/15/33 175 132,529
4.75%, 12/15/28 100 96,706
Leeward Renewable Energy
Operations LLC 144A
4.25%, 07/01/29 100 91,059
LYB International Finance
III LLC
5.62%, 05/15/33 150 156,057
Massachusetts Institute of
Technology
3.96%, 07/01/38 200 187,964
Metropolitan Life Global
Funding I 144A
0.95%, 07/02/25 300 289,088
MidAmerican Energy Co.
2.70%, 08/01/52 200 125,027
3.10%, 05/01/27 425 409,653
3.15%, 04/15/50 200 138,637
3.65%, 04/15/29 150 144,512
3.65%, 08/01/48 400 308,268
3.95%, 08/01/47 175 140,618
4.25%, 07/15/49 275 232,386
5.35%, 01/15/34 300 311,487
Nature Conservancy/The
3.96%, 03/01/52 117 99,179
New York State Electric &
Gas Corp. 144A
2.15%, 10/01/31 200 164,437
5.85%, 08/15/33 200 208,372
NextEra Energy Capital
Holdings, Inc.
1.90%, 06/15/28 425 383,115
NiSource, Inc.
5.00%, 06/15/52 † 100 91,542
Northern States Power Co.
2.25%, 04/01/31 150 129,097
2.60%, 06/01/51 250 154,715
2.90%, 03/01/50 250 165,264
3.20%, 04/01/52 200 138,710
5.40%, 03/15/54 200 199,357
NSTAR Electric Co.
3.25%, 05/15/29 225 212,581
Oglethorpe Power Corp.
144A
5.80%, 06/01/54 100 100,917
Oncor Electric Delivery Co.
LLC
4.15%, 06/01/32 150 143,289
Owens Corning
Par
(000’s) Value
United States (continued)
3.95%, 08/15/29 $ 125 $ 120,141
PacifiCorp
2.90%, 06/15/52 300 183,062
5.35%, 12/01/53 200 186,074
5.50%, 05/15/54 † 450 427,866
Pattern Energy Operations
LP / Pattern Energy
Operations, Inc. 144A
4.50%, 08/15/28 250 236,076
PepsiCo, Inc.
2.88%, 10/15/49 250 172,464
3.90%, 07/18/32 500 479,181
PG&E Recovery Funding LLC
5.54%, 07/15/47 350 362,253
Piedmont Operating
Partnership LP
3.15%, 08/15/30 150 124,056
PNC Financial Services
Group, Inc.
2.20%, 11/01/24 185 183,388
4.76% (SOFR Compound
Index+1.08%), 01/26/27 400 397,848
Prologis LP
1.25%, 10/15/30 275 225,514
1.75%, 02/01/31 200 166,443
Public Service Co. of
Colorado
3.20%, 03/01/50 250 170,025
3.70%, 06/15/28 302 291,582
4.10%, 06/15/48 135 107,116
Public Service Co. of
Oklahoma
2.20%, 08/15/31 200 166,056
3.15%, 08/15/51 250 165,886
Public Service Electric and
Gas Co.
3.10%, 03/15/32 250 223,082
4.65%, 03/15/33 200 197,427
RWE Finance US LLC 144A
5.88%, 04/16/34 597 615,015
San Diego Gas & Electric Co.
4.95%, 08/15/28 200 202,548
SCE Recovery Funding LLC
4.70%, 06/15/40 142 140,307
5.11%, 12/15/47 200 195,626
Seattle Children's Hospital
2.72%, 10/01/50 150 98,553
SK Battery America, Inc.
Reg S
2.12%, 01/26/26 626 593,013
SLG Office Trust 2021-OVA
144A
2.59%, 07/15/41 600 502,719
Sonoco Products Co.
2.85%, 02/01/32 † 400 343,531
Southern Power Co.
4.15%, 12/01/25 350 346,485

VANECK GREEN BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
United States (continued)
Southwestern Public Service
Co.
3.15%, 05/01/50 $ 250 $ 164,877
5.15%, 06/01/52 100 90,734
Sunnova Energy Corp. 144A
5.88%, 09/01/26 † 200 166,245
UDR, Inc.
1.90%, 03/15/33 175 136,381
Union Electric Co.
2.62%, 03/15/51 200 122,540
Vena Energy Capital Pte Ltd.
Reg S
3.13%, 02/26/25 200 197,270
Verizon Communications,
Inc.
1.50%, 09/18/30 † 300 251,132
2.85%, 09/03/41 900 648,223
3.88%, 03/01/52 † 300 234,662
5.50%, 02/23/54 † 500 501,683
Vornado Realty LP
2.15%, 06/01/26 75 70,409
3.40%, 06/01/31 150 122,285
Welltower OP LLC
2.70%, 02/15/27 † 250 238,430
3.85%, 06/15/32 100 92,431
Wisconsin Electric Power Co.
4.75%, 09/30/32 † 250 250,897
Wisconsin Power and Light
Co.
1.95%, 09/16/31 200 164,224
WP Carey, Inc.
2.45%, 02/01/32 100 82,931
ZF North America Capital,
Inc. 144A
6.75%, 04/23/30 300 306,079
6.88%, 04/14/28 200 205,142
6.88%, 04/23/32 150 155,185
7.12%, 04/14/30 200 207,789
36,845,243
Total Corporate Bonds
(Cost: $91,734,586) 86,705,827
GOVERNMENT OBLIGATIONS : 9.8%
Cayman Islands : 2.5%
Gaci First Investment Co.
Reg S
4.75%, 02/14/30 200 197,222
4.88%, 02/14/35 300 289,581
5.00%, 10/13/27 600 600,752
5.12%, 02/14/53 250 219,820
5.25%, 10/13/32 850 857,575
5.38%, 10/13/22 300 259,194
2,424,144
Chile : 0.9%
Chile Government
International Bond
2.55%, 01/27/32 350 299,773
Par
(000’s) Value
Chile (continued)
3.50%, 01/25/50 $ 850 $ 625,303
925,076
China : 0.3%
New Development Bank
Reg S
5.12%, 04/26/26 300 299,370
Underline
Egypt : 0.1%
Egypt Government
International Bond 144A
5.25% (Term SOFR USD 3
Month+1.85%), 10/06/25 150 146,144
Underline
Hong Kong : 2.6%
Hong Kong Government
International Bond 144A
0.62%, 02/02/26 200 188,972
2.38%, 02/02/51 200 129,253
4.00%, 06/07/28 200 199,631
4.00%, 06/07/33 700 690,609
4.25%, 06/07/26 200 199,509
4.50%, 01/11/28 450 456,471
4.62%, 01/11/33 300 309,414
Hong Kong Government
International Bond Reg S
1.75%, 11/24/31 400 338,581
2,512,440
Indonesia : 1.0%
Perusahaan Penerbit SBSN
Indonesia III 144A
2.30%, 06/23/25 350 340,764
3.55%, 06/09/51 275 203,448
4.70%, 06/06/32 500 488,693
1,032,905
Israel : 0.6%
Israel Government
International Bond
4.50%, 01/17/33 600 551,733
Underline
Japan : 0.2%
Japan Finance Organization
for Municipalities 144A
1.50%, 01/27/25 200 196,378
Underline
Saudi Arabia : 0.3%
Arab Petroleum Investments
Corp. 144A
1.48%, 10/06/26 300 278,589
Underline
South Korea : 0.2%
Korea Electric Power Corp.
144A
5.50%, 04/06/28 200 205,790
Underline
Supranational : 0.9%
Asian Development Bank
1.75%, 08/14/26 275 261,420
2.12%, 03/19/25 150 147,301
2.38% (Term SOFR USD 3
Month+1.85%), 08/10/27 150 142,643
3.12%, 09/26/28 125 120,738

FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
Supranational (continued)
Central American Bank for
Economic Integration
Reg S
6.44% (Term SOFR USD 3
Month+1.11%), 11/15/24 $ 200 $ 200,244
872,346
Turkey : 0.2%
Istanbul Metropolitan
Municipality 144A
10.50%, 12/06/28 200 216,315
Underline
Total Government Obligations
(Cost: $10,261,126) 9,661,230
MUNICIPAL BONDS : 0.5%
United States : 0.5%
Commonwealth of
Massachusetts (GO)
3.28%, 06/01/46 150 120,254
District of Columbia Water &
Sewer Authority (RB)
4.81%, 10/01/14 170 159,084
Tennessee Valley Authority
1.50%, 09/15/31 † 200 167,832
Underline
Total Municipal Bonds
(Cost: $597,161) 447,170
Number
of Shares Value
PREFERRED SECURITIES : 0.1%
(Cost: $173,320)
Canada : 0.1%
Brookfield Finance, Inc.
(USD) 4.62%, 10/16/80 † 7,000 $ 115,920
Underline
Total Investments Before Collateral for
Securities Loaned: 98.7%
(Cost: $102,766,193) 96,930,147
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
1.2%
Money Market Fund: 1.2%
(Cost: $1,168,024)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 1,168,024 1,168,024
Total Investments: 99.9%
(Cost: $103,934,217) 98,098,171
Other assets less liabilities: 0.1% 120,067
NET ASSETS: 100.0% $ 98,218,238
Definitions:
GO General Obligation
RB Revenue Bond
SOFR Secured Overnight Financing Rate
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $5,520,839.
Reg S Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $32,199,590, or 32.8% of net assets.